INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current:
Federal	$ (16)	$ (25)
State and local
Foreign
Total current	(16)	(25)
Deferred:
Federal
State and local
Foreign	10,564	17,881
Total deferred	10,564	17,881
Benefit from income taxes	$ 10,548	$ 17,856